Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure
15. Commitments and Contingencies
Capitalized Leases
On January 1, 2013, the Company entered into capital lease arrangements with 65 Dan Road SPE, LLC, 85 Dan Road Associates, LLC, Dan Road Equity I, LLC and 275 Dan Road SPE, LLC for office and laboratory space in Canton, Massachusetts. 65 Dan Road SPE, LLC, 85 Dan Road Associates, LLC, Dan Road Equity I, LLC and 275 Dan Road SPE, LLC are related parties as the owners of these entities are also stockholders of the Company. The leases terminate on December 31, 2022 and each contains a renewal option for a five-year period with the rental rate at the greater of (i) rent for the last year of the prior term, or (ii) the then fair market value. Notice of the exercise of this renewal option is due one year prior to the expiration of the initial term. Aggregate annual lease payments are approximately $4,308 with future rent increases of 10% effective January 1, 2022.
The Company records the capital lease asset within property and equipment and the liability is recorded within the capital lease obligations on the consolidated balance sheets.
As of September 30, 2020 and December 31, 2019, the Company owed an aggregate of $10,336 of accrued but unpaid lease obligations, which are subordinated to the 2019 Credit Agreement and will not be paid until the debt under the 2019 Credit Agreement is paid off in 2024 even though the capital leases expire in December 2022. The accrued but unpaid lease obligations include rent in arrears and unpaid operating and common area maintenance costs under the aforementioned leases. The principal portion of rent in arrears on the capital leases totaled $6,783 and $6,321 as of September 30, 2020 and December 31, 2019, respectively, and is included in the long-term portion of capital lease obligations. The interest portion of rent in arrears totaled $3,042 and $3,512 as of September 30, 2020 and December 31, 2019, respectively, and is included in other liabilities on the consolidated balance sheets. The unpaid operating and common area maintenance costs totaled $511 and $503 as of September 30, 2020 and December 31, 2019, respectively, and are included in other liabilities on the consolidated balance sheets.

Effective April 1, 2019, the Company agreed to accrue interest on the accrued but unpaid lease obligations at an interest rate equal to the rate charged in the 2019 Credit Agreement (see Note “11. Long-Term Debt Obligations”). The accrued interest is also subordinated to the 2019 Credit Agreement and, as such, is included in other liabilities on the consolidated balance sheet. Interest accrual as of September 30, 2020 and December 31, 2019 totaled $1,434 and $717, respectively.
In addition to the capital leases with affiliates discussed above, the Company also has certain insignificant capital leases with non-affiliates. Future
obligations under capital leases in the aggregate and for the next five years are as follows:

2020 (remaining 3 months)	$1,198
2021	4,786
2022	4,945
2023	—
2024	9,825

20,754
Less amount representing interest	(5,042)

Present value of minimum lease payments	15,712
Less current maturities	(3,473)

Long-term portion	$12,239

Operating Leases
The Company leases vehicles for certain employees and has fleet services agreements for service on these vehicles. The minimum lease term for each newly leased vehicle is one year with three consecutive one-year
renewal terms.
In March 2014, in conjunction with the acquisition of Dermagraft from Shire plc, the Company entered into a rental sublease agreement for certain operating and office space in California. The sublease agreements called for escalating monthly rental payments and expires in December 2021.
In conjunction with the acquisition of NuTech Medical in March 2017, the Company entered into an operating lease with Oxmoor Holdings, LLC, an entity that is affiliated with the former sole shareholder of NuTech Medical, related to the facility at NuTech Medical’s headquarters in Birmingham, Alabama. Under the lease, the Company is required to make monthly rent payments of approximately $21 through the lease termination date on December 31, 2021.
In March 2019, the Company entered into an agreement to lease approximately 43,850 square feet of office and laboratory space in Norwood, Massachusetts. Pursuant to the lease agreement, the rent commencement date was February 1, 2020. The initial lease term is ten years from the rent commencement date and includes an option for an early extension term of five years which is exercisable during the first two years after the rent commencement date. In addition to the early extension term, the lease provides the Company with an option to extend the lease term for a period of ten years, if exercised, at rental rates equal to the then fair market value. Annual lease payments during the first year are $1,052 with increases of $44 each year during the initial ten-year
lease term, an increase of $44 during the first year of the early extension term and $33 during year two through five of the early extension term. Upon execution of the agreement, the Company delivered a security deposit in the form of a letter of credit of $526 to the landlord. Following 36 months from the rent commencement date, the security deposit may be reduced by $263.
Operating lease expenses were $1,620 and $1,766 for the three months ended September 30, 2020 and 2019, respectively, and were $4,971 and $4,993 for the nine months ended September 30, 2020 and 2019, respectively.

Future minimum lease payments due under noncancelable operating lease agreements as of September 30, 2020 are as follows:

2020 (remaining 3 months)	$1,250
2021	5,974
2022	3,471
2023	2,804
2024	1,224
Thereafter	6,899

$21,622

Royalty Commitments
The Company entered into a license agreement with a university for certain patent rights related to the development, use, and production of one of its advanced wound care products. Under this agreement, the Company incurred a royalty based on a percentage of net product sales, for the use of these patents until the patents expired, which was in November 2006. Accrued royalties totaled $1,187 as of September 30, 2020 and December 31, 2019, respectively, and are classified as part of accrued expenses on the Company’s consolidated balance sheets. There was no royalty expense incurred during the three and nine months ended September 30, 2020 or 2019 related to this agreement.
In October 2017, the Company entered into a license agreement with a third party. Under the license agreement, the Company is required to pay royalties based on a percentage of net sales of the licensed product that occur, after December 31, 2017, through the expiration of the underlying patent in October 2026, subject to minimum royalty payment provisions. The Company recorded royalty expense of $1,201 and $991 during the three months ended September 30, 2020 and 2019, respectively, and $3,020 and $2,695 during the nine months ended September 30, 2020 and 2019, respectively, within selling, general and administrative expenses on the consolidated statement of operations.
As part of the NuTech Medical acquisition, the Company inherited certain product development and consulting agreements for ongoing consulting services and royalty payments based on a percentage of net sales on certain products over a period of 15 years from the execution of the agreements. These product development and consulting agreements were cancelled in January 2020 for total consideration of $1,950 that was paid on February 14, 2020. The $1,950 cancellation fee was recorded within selling, general and administrative expenses on the consolidated statement of operations for the nine months ended September 30, 2020.
Ransomware Attack
In August 2020, the Company’s information technology (“IT”) systems were exposed to a ransomware attack, which partially impaired certain IT systems for a short period of time. The Company is investigating the incident, together with legal counsel and other incident response professionals. The Company does not believe it has experienced a material loss related to the ransomware attack, and substantially all costs incurred to date are expected to be reimbursed by insurance.
Legal Proceedings
In conducting its activities, the Company, from time to time, is subject to various claims and also has claims against others. In management’s opinion, the ultimate resolution of such claims would not have a material effect on the financial position, operating results or cash flows of the Company. The Company accrues for these claims when amounts due are probable and estimable.

The Company accrued $158 and $542 as of September 30, 2020 and December 31, 2019, respectively, in relation to certain pending lawsuits.
The purchase price for NuTech Medical acquired in 2017 included $7,500 deferred acquisition consideration of which the Company paid $2,500 in 2017. The remaining $5,000 of deferred acquisition consideration plus accrued interest owed to the sellers of NuTech Medical was previously in dispute. The Company asserted certain claims for indemnification that would offset in whole or in part its payment obligation and the sellers of NuTech Medical filed a lawsuit alleging breach of contract and seeking specific performance of the alleged payment obligation and attorneys’ fees. In February 2020, the Company entered into a settlement agreement with the sellers of NuTech Medical and settled the dispute for $4,000, of which, $2,000 was paid immediately on February 24, 2020 (the “Settlement Date”) and the remaining $2,000 is being paid in four quarterly installments of $500 each with the first quarterly payment due and payable on the date that is 90 days from the Settlement Date. In addition, the Company assumed from the sellers of NuTech Medical the payment responsibilities related to a legacy lawsuit existing at the acquisition date of NuTech Medical. In connection with the settlement of this dispute, the Company recorded a gain of $1,295 for the three months ended March 31, 2020. The assumed legacy lawsuit was settled in October 2020 and the Company recorded a gain of $951 from the decrease in legal accrual for the three months ended September 30, 2020. Both of the gains were included as a component of other expense, net, on the consolidated statement of operations.

16. Commitments and Contingencies
Capital Leases
On January 1, 2013, the Company entered into capital lease arrangements with 65 Dan Road SPE, LLC, 85 Dan Road Associates, LLC, Dan Road Equity I, LLC and 275 Dan Road SPE, LLC for office and laboratory space in Canton, Massachusetts. 65 Dan Road SPE, LLC, 85 Dan Road Associates, LLC, Dan Road Equity I, LLC and 275 Dan Road SPE, LLC are related parties as the owners of these entities are also stockholders of the Company. The leases terminate on December 31, 2022 and each contains a renewal option for a five-year period with the rental rate at the greater of (i) rent for the last year of the prior term, or (ii) the then fair market value. Notice of the exercise of this renewal option is due one year prior to the expiration of the initial term. Aggregate annual lease payments are approximately $4,308 with future rent increases of 10% effective January 1, 2022.
The Company records the capital lease asset within property and equipment and the liability is recorded within the capital lease obligations on the consolidated balance sheets.

As of December 31, 2019 and 2018, the Company owed an aggregate of $10,336 and $10,293, respectively, of accrued but unpaid lease obligations which include rent in arrears and unpaid operating and common area maintenance costs under the aforementioned leases. The principal portion of rent in arrears on the capital leases totaled $6,321 and $5,265 as of December 31, 2019 and 2018, respectively, and is included in the long-term portion of capital lease obligations. The interest portion of rent in arrears totaled $3,512 and $4,174 as of December 31, 2019 and 2018, respectively, and is included in other liabilities on the consolidated balance sheets. The unpaid operating and common area maintenance costs totaled $503 and $854 as of December 31, 2019 and 2018, respectively, and are included in other liabilities on the consolidated balance sheets. The unpaid lease obligations are subordinated to the 2019 Credit Agreement and will not be paid until the debt under the 2019 Credit Agreement is paid off in 2024 even though the capital leases expire in December 2022.
Effective April 1, 2019, the Company agreed to accrue interest on the accrued but unpaid lease obligations at an interest rate equal to the rate charged in the 2019 Credit Agreement (see Note “11. Line of Credit and Notes Payable”). The accrued interest is also subordinated to the 2019 Credit Agreement and, as such, is included in other liabilities on the consolidated balance sheet. Interest accrued as of December 31, 2019 totaled $717.
In addition to the capital leases with affiliates discussed above, the Company also has certain insignificant capital leases with non-affiliates.
Future obligations under capital leases in the aggregate and for the next five years is as follows:

2020	$4,791
2021	4,780
2022	4,945
2023	—
2024	9,834

24,350
Less amount representing interest	(6,862)

Present value of minimum lease payments	17,488
Less current maturities	(3,057)

Long-term portion	$14,431

Operating Lease
The Company leases vehicles for certain employees and has fleet services agreements for service on these vehicles. The minimum lease term for each newly leased vehicle is one year with three consecutive one-year
renewal terms.
During March 2014, in conjunction with the acquisition of Dermagraft from Shire plc, the Company entered into a rental sublease agreement for certain operating and office space in California. The sublease agreement calls for escalating monthly rental payments and expires in December 2021.
In conjunction with the acquisition of NuTech Medical in March 2017, the Company entered into an operating lease with Oxmoor Holdings, LLC, an entity that is affiliated with the former sole shareholder of NuTech Medical, related to the facility at NuTech Medical’s headquarters in Birmingham, Alabama. Under the lease, the Company is required to make monthly rent payments of approximately $21 through the lease termination date on December 31, 2020. The lease was extended in the first quarter of 2020 with the revised termination date on December 31, 2021.
In March 2019, the Company entered into an agreement to lease approximately 43,850 square feet of office and laboratory space in Norwood, Massachusetts. Pursuant to the lease agreement, the rent commencement date is February 1, 2020. The initial lease term is ten years from the rent commencement date and includes an option for an early extension term of five years which is exercisable during the first two years after the rent commencement date. In addition to the early extension term, the lease provides the Company with an option to extend the lease term for a period of ten years, in addition to the five-year early extension term, if exercised, at rental rates equal to the then fair market value. Annual lease payments during the first year are $1,052 with increases of $44 each year during the initial ten-year
lease term, an increase of $44 during the first year of the early extension term and $33 during year two through five of the early extension term. Upon execution of the agreement, the Company delivered a security deposit in the form of a letter of credit of $526 to the landlord. Following 36 months from the rent commencement date, the security deposit may be reduced by $263.
Operating lease expenses were $6,231, $4,628 and $4,205 for the years ended December 31, 2019, 2018 and 2017.
Future minimum lease payments due under noncancellable operating lease agreements as of December 31, 2019 are as follows:

2020	$5,661
2021	5,077
2022	2,677
2023	1,874
2024	1,224
Thereafter	6,898

$23,411

Royalties
The Company entered into a license agreement with a university for certain patent rights related to the development, use and production of one of its advanced wound care products. Under this agreement, the Company incurred a royalty based on a percentage of net product sales, for the use of these patents until the patents expired, which was in November 2006. Accrued royalties totaled $1,187 as of December 31, 2019 and 2018 and are classified as part of accrued expenses on the Company’s consolidated balance sheets. There was no royalty expense incurred during the years ended December 31, 2019, 2018 or 2017 related to this agreement.
In October 2017, the Company entered into a license agreement with a third party. Under the license agreement, the Company is required to pay royalties based on a percentage of net sales of the licensed product that occur, after December 31, 2017, through the expiration in October 2026 of the underlying patent, subject to minimum royalty payment provisions. The Company recorded royalty expense of $3,778, $2,059, and $3,122 during the years ended December 31, 2019, 2018 and 2017, respectively, within selling, general and administrative expenses on the consolidated statements of operations.
As part of the NuTech Medical acquisition (see Note “1. Nature of Business and Basis of Presentation”), the Company inherited certain product development and consulting agreements for ongoing consulting services and royalty payments based on a percentage of net sales on certain products over a period of 15 years from the execution of the agreements. These product development and consulting agreements were cancelled in January 2020 for total consideration of $1,950 which was paid on February 14, 2020.
Legal Matters
In conducting its activities, the Company, from time to time, is subject to various claims and also has claims against others. In management’s opinion, the ultimate resolution of such claims would not have a material effect on the financial position, operating results or cash flows of the Company. The Company accrues for these claims when amounts due are probable and estimable.

The Company accrued $542 and $1,000 as of December 31, 2019 and 2018 in relation to certain pending lawsuits.
As discussed in Note “1. Nature of Business and Basis of Presentation”, the purchase price for NuTech Medical included $7,500 of future payments issued as deferred acquisition consideration. As of December 31, 2019, the Company has paid $2,500 in deferred acquisition consideration. The amount of the remaining $5,000 of deferred acquisition consideration plus accrued interest owed to the sellers of NuTech Medical was previously in dispute. As of December 31, 2019, the Company recorded $918 of accrued interest related to the deferred acquisition consideration which is recorded in accrued expenses and other current liabilities. The Company asserted certain claims for indemnification that would offset in whole or in part its payment obligation and the sellers of NuTech Medical filed a lawsuit alleging breach of contract and seeking specific performance of the alleged payment obligation and attorneys’ fees. In February 2020, the Company entered into a settlement agreement with the sellers of NuTech Medical and settled the dispute for $4,000, of which, $2,000 was paid immediately on February 24, 2020 (the “Settlement Date”) and the remaining $2,000 is to be paid in four quarterly installments of $500 each with the first quarterly payment due and payable on the date that is 90 days from the Settlement Date.